Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about intangible assets [text block] [Abstract]
Schedule of intangible assets, net
Computer
software
Cost
At December 31, 2018	$846,958
Additions	47,163
Exchange difference	75,165
At December 31, 2019	969,286
Additions	26,316
Disposals	(141)
Exchange difference	(416)
At December 31, 2020	995,045

Accumulated amortization
At December 31, 2018	617,618
Amortization charged for the year	43,129
Exchange difference	55,087
As December 31, 2019	715,834
Amortization charged for the year	54,745
Disposals	(141)
Exchange difference	1,199
As December 31, 2020	771,637

Net book value
At December 31, 2020	$223,408
At December 31, 2019	$253,452